Balance Sheet (USD $)	Sep. 30, 2014
Current Assets
Cash	$ 43,352
Total current assets	43,352
Other assets	488
Total assets	43,840
Current Liabilities
Accounts payable	104,509
Accrued expenses	107,333
Related party accrued interest	4,452
Related party notes payable	450,000
Total current liabilities	666,294
Stockholders' Equity (Deficit)
Common stock, $.000001 par value, 100,000,000 shares authorized and 48,500,000 shares issued and outstanding at September 30, 2014	48
Additional paid in capital	440
Accumulated deficit	(622,942)
Total stockholders' equity (deficit)	(622,454)
Total liabilities and stockholders' equity (deficit)	$ 43,840